Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017	Mar. 31, 2024
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 208,100,000
Operating loss carryforwards, limitations on use	The net operating loss carryforwards beginning in 2018, have no expiration.
Valuation allowance	$ 55,500,000
Increase in net deferred tax assets and liabilities	$ 1,200,000
Federal statutory income tax rate	21.00%	21.00%
Open Tax Year	2009
Reserve for uncertain tax positions	$ 0	$ 0
Interest or penalties recognized	0	$ 0
Research Tax Credit Carryforward
Income Taxes (Details) [Line Items]
Research and experimentation credits	$ 2,400,000
Tax credit carryforward, limitations on use	Utilization of net operating losses and tax credits, including those acquired as a result of the Merger, will be subject to an annual limitation due to ownership change limitations provided by Internal Revenue Code Section 382. ARCA believes that an ownership change limitation as defined under Section 382 of the U.S. Internal Revenue Code occurred as a result of its various historical financing transactions. Future utilization of the federal net operating losses and tax credit carryforwards accumulated from June 2005 to the change in ownership date will be subject to annual limitations to offset future taxable income. The annual limitation may result in the expiration of the net operating losses and credits before utilization. As such, a portion of ARCA’s net operating loss carryforwards may be limited.
Earliest Tax Year
Income Taxes (Details) [Line Items]
Operating loss carryforwards expiration year			2025
Latest Tax Year
Income Taxes (Details) [Line Items]
Operating loss carryforwards expiration year			2037